Goodwill and Intangibles (Details) - Schedule of future amortization - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Schedule of future amortization [Abstract]
Remainder of 2021	$ 240
2022	320
2023	320
2024	320
2025	320
After 2025	3,470
Total	$ 4,990	$ 5,070